Exploration and Evaluation Assets and Mining Data (Details) - Schedule of Exploration and Evaluation Assets and Mining Data - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost
Balance Beginning	$ 69,810,603	$ 18,455,306
Additions during the period	27,868,064	51,355,297
Balance Ending	97,678,667	69,810,603
Mining Data [Member]
Cost
Balance Beginning	12,746,135	12,746,135
Additions during the period
Balance Ending	12,746,135	12,746,135
Exploration and evaluation assets [Member]
Cost
Balance Beginning	57,064,468	5,709,171
Additions during the period	27,868,064	51,355,297
Balance Ending	$ 84,932,532	$ 57,064,468